TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes
	Year ended December 31
	2016	2015	2014
	U.S. dollars In thousands
Israel	$(3,935)	$5,742	$7,138
Non-Israeli subsidiaries	1,078	903	653
	$(2,857)	$6,645	$7,791

e.	Taxes on income - current -

non-Israeli subsidiaries	$458	$407	$406

Reconciliation of Theoretical Tax Expense to Actual Tax Expense
	Year ended December 31
	2016	2015	2014
	U.S. dollars in thousands
Income (loss) before taxes on income	$(2,857)	$6,645	$7,791
Theoretical tax expenses (benefit) at the statutory rate (2014 and 2015– 26.5%; 2016-25%)	(714)	1,761	2,065
Increase (decrease) in taxes on income due to:
Computation of deferred taxes at a rate, which is different than statutory rate	245	(1,194)	(1,314)
Difference between income reported for tax purposes and income for financial reporting purposes – mainly dollar – NIS differences		(738)	(675)
Non-deductible expenses- mainly share-based compensation expense	655	452	256
Different effective tax rates and taxable income applicable to the subsidiaries	272	126	74
Taxes on income	$458	$407	$406